Leases (Tables)	12 Months Ended
Dec. 31, 2017
Leases [Abstract]
Schedule of Future Minimum Rent Payments
The future minimum rent payments as of December 31, 2018, were as follows:

	Operating Leases	Capital Leases
Year	(in millions)
2019	$206	$30
2020	191	30
2021	166	30
2022	134	29
2023	119	29
Thereafter	865	164
Total minimum lease payments	$1,681	312
Less: amount representing interest		(87)
Present value of minimum lease payments		$225

Schedule of Rent Expense	Lease expense for operating leases was as follows:

	Year Ended December 31,
	2018	2017	2016
	(in millions)
Fixed	$225	$183	$224
Contingent	142	101	98
	$367	$284	$322